Employee benefits (Schedule Of The Funded Status Of The Plan) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits and Share-based Compensation [Abstract]
Defined benefit obligations	€ (8,079)	€ (7,604)	€ (8,357)
Fair value of plan assets	6,297	5,127	4,794
Funded status/(deficit)	€ (1,782)	€ (2,477)